Long-Term Debt And Liquidity (Tables)	3 Months Ended
Mar. 31, 2013
Long-term Debt and Capital Lease Obligations [Abstract]
Schedule Of Long-Term Debt
The following table presents our long-term debt:

	At December 31,
	2011	2012
	(Dollars in thousands)
Revolving Facility	$232,000	$69,500
Senior Notes	—	300,000
Senior Subordinated Notes	153,442	164,183
Other debt	2,182	2,026
Total	$387,624	$535,709
The following table presents our long-term debt:

	As of December 31, 2012	As of March 31, 2013
	(Dollars in thousands)
Revolving Facility	$69,500	$83,000
Senior Notes	300,000	300,000
Senior Subordinated Notes	164,183	166,983
Other debt	2,026	1,903
Total	$535,709	$551,886